Document And Entity Information	Feb. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2026
Entity Registrant Name	Aardvark Therapeutics, Inc.
Entity Central Index Key	0001774857
Entity Emerging Growth Company	true
Entity File Number	001-42513
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-1606367
Entity Address, Address Line One	4370 La Jolla Village Drive, Suite 1050
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	(858)
Local Phone Number	225-7696
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	AARD
Security Exchange Name	NASDAQ